Basic of Presentation (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Statements Of Subsidiaries
The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. 4Front’s principal subsidiaries are:

		State of	Ownership %
Business Name	Entity Type	Operations	2019	2018
4Front Holdings LLC	Holding Company	Arizona	100%	100%
4Front Advisors, LLC	Professional Services	Various	100%	100%
Mission Partners USA, LLC	Investment Company	Arizona	100%	100%
Linchpin Investors, LLC	Finance Company	Arizona	100%	100%
Healthy Pharms, Inc.	Cultivation and Dispensary	Massachusetts	100%	100%
PHX Interactive LLC *	Management Company	Arizona	100%	0%
Greens Goddess Products Inc. *	Dispensary	Arizona	100%	0%
4Front Management Associates, LLC	Management Company	Massachusetts	100%	76%
MMA Capital, LLC	Finance Company	Massachusetts	100%	76%
Illinois Grown Medicine, LLC	Cultivation Facility	Illinois	100%	60%
Harborside Illinois Grown Medicine Inc.	Dispensary	Illinois	100%	60%
Mission Maryland, LLC *	Dispensary	Maryland	100%	85%
Mission Pennsylvania II LLC *	Dispensary	Pennsylvania	100%	100%
4Front CIHI Investco, LLC	Investment Company	Maryland	100%	95%
4Front PM Investco, LLC	Investment Company	Maryland	100%	95%
4Front MARI Investco, LLC	Investment Company	Maryland	100%	100%
Silver Spring Consulting Group, LLC *	Management Company	Maryland	80%	76%
Adroit Consulting Group, LLC *	Management Company	Maryland	100%	62%
Old Line State Consulting Group, LLC *	Management Company	Maryland	100%	60%
Om of Medicine LLC	Dispensary	Michigan	100%	0%
Mission MA Inc.	Cultivation and Dispensary	Massachusetts	100%	76%
4Front Arkansas LLC	Investment Company	Arkansas	100%	0%
Arkansas Natural Products I Management LLC	Management Company	Arkansas	79%	0%
Pine Bluff Agriceuticals I Management LLC *	Management Company	Arkansas	100%	0%
Arkansas Patient Services Company Group Management LLC *	Management Company	Arkansas	100%	0%
Arkansas Natural Products I LLC	Dispensary	Arkansas	79.50%	0%
Chesapeake Integrated Health Institute LLC *	Dispensary	Maryland	100%	62%
Premium Medicine of Maryland LLC *	Dispensary	Maryland	80%	66%
Maryland Alternative Relief LLC *	Dispensary	Maryland	100%	65%
4Front Ventures Corp.	Holding Company	Canada	100%	0%
Real Estate Properties LLC	Real Estate Holding	Washington	100%	0%
Fuller Hill Development LLC	Real Estate Holding	Washington	100%	0%
Ag-Grow Imports LLC	Importer of Equipment	Washington	100%	0%
Cannex Holdings (Nevada) Inc.	Real Estate Holding	Nevada	100%	0%
Cannex Holdings (California) Inc.	Real Estate Holding	California	100%	0%
Pure Ratios Inc.	CBD Manufacturer	California	100%	0%

*	The Company divested these subsequent to December 31, 2019. See Note 29.